FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

October 21, 2019

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Forum Funds (the “Trust” or “Registrant”) File Nos. 002-67052/811-03023 Post-Effective Amendment (“PEA”) No. 656

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant, is PEA No. 656 to the Registrant’s currently effective Registration Statement on Form N-1A related to the MAI Managed Volatility Fund (the “Fund”). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to incorporate changes to the Fund’s principal investment strategy that may be construed as “material” changes and make other non-material changes to the Fund’s prospectus and statement of additional information.

The Registrant has elected that this filing be automatically effective on December 30, 2019, pursuant to Rule 485(a)(1) under the 1933 Act. If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@apexfs.com.

Sincerely,

/s/ Zachary R. Tackett
Zachary R. Tackett, Esq.

Vice President and Secretary to the Registrant
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